Segment reporting, Geographical Information (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical Information [Abstract]
Revenue by location of customer	$ 783,207	$ 502,547	$ 160,096
Non-current assets by location of asset	551,130	153,002
Australia [Member]
Geographical Information [Abstract]
Revenue by location of customer	1,220	1,166	149
Non-current assets by location of asset	90,993	21,057
Belgium [Member]
Geographical Information [Abstract]
Revenue by location of customer	546	458	564
Non-current assets by location of asset	100,637	77,469
Canada [Member]
Geographical Information [Abstract]
Revenue by location of customer	2,542	1,272	456
Non-current assets by location of asset	126,419	0
United Kingdom [Member]
Geographical Information [Abstract]
Revenue by location of customer	579	1,306	2,045
Non-current assets by location of asset	54,638	50,346
United States [Member]
Geographical Information [Abstract]
Revenue by location of customer	762,308	489,657	150,006
Non-current assets by location of asset	173,591	4,130
Other Countries [Member]
Geographical Information [Abstract]
Revenue by location of customer	16,012	8,688	$ 6,876
Non-current assets by location of asset	$ 4,852	$ 0